Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share for each of the years presented are calculated as follows:
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Numerator:
Net loss from continuing operations	(55,210)	(28,945)	(26,921)
Less: Net loss attributable to noncontrolling interest from continuing operation	(54)	(190)	(454)
Net loss from continuing operations attributable to Borqs Technologies, Inc.	(55,156)	(28,755)	(26,467)
Accretion to redemption value of preferred shares for continuing operations	-	-	-

Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(55,156)	(28,755)	(26,467)

Net income (loss) from discontinued operations	(1,392)	(9,916)	-
Less: Net income (loss) attributable to noncontrolling interest from discontinued operation	(683)	(4,639)	-
Net income (loss) from discontinued operations attributable to Borqs Technologies, Inc.	(709)	(5,277)	-

Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(55,865)	(34,032)	(26,467)

Denominator:
Weighted-average number of ordinary shares—basic	614,227	1,912,591	13,059,041
Weighted-average number of ordinary shares—diluted	614,227	1,912,591	13,059,041

Weighted-average number of shares outstanding from discontinued operations—basic	614,227	1,912,591	13,059,041
Weighted-average number of shares outstanding from discontinued operations—diluted	614,227	1,912,591	13,059,041

Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(89.80)	(15.03)	(2.03)
Loss per share—Diluted:	(89.80)	(15.03)	(2.03)

Net earnings (loss) per share from discontinued operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	(1.15)	(2.76)	-
Earnings (loss) per share—Diluted:	(1.15)	(2.76)	-

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(90.95)	(17.79)	(2.03)
Loss per share—Diluted:	(90.95)	(17.79)	(2.03)